Income and Other Taxes Income and Other Taxes - Domestic and Foreign (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income Loss Before Income Tax, Domestic and Foreign [Abstract]
Domestic income (loss)	$ 917	$ 433	$ 45
Foreign income	648	382	582
Income (Loss) Before Income Taxes	$ 1,565	$ 815	$ 627